Commitments and Contingencies - Components of Lease Expense and Related Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitment And Contingencies [Line Items]
Total operating lease cost	$ 1,969	$ 1,100	$ 1,000
Operating cash flows from operating leases	2,363
Inventory [Member]
Commitment And Contingencies [Line Items]
Total operating lease cost	204
Operating Expense [Member]
Commitment And Contingencies [Line Items]
Total operating lease cost	$ 1,765